MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure For Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
	Percentage ownership
Subsidiaries	2025	2024

I.M.C. Holdings Ltd.	100%	100%
Focus Medical Herbs Ltd. (*)	100%	74%
Oranim Plus Pharm Ltd. (**)	-%	51%
Oranim Pharm (**)	-%	100%
IM Cannabis Holding NL B.V (***)	100%	100%
Adjupharm GmbH	90.02%	90.02%
I.M.C. Pharma Ltd.	100%	100%
I.M.C. Farms Israel Ltd. (****)	-%	100%
I.M.C.C. Medical Herbs Ltd. (****)	-%	100%
R.A. Yarok Pharm Ltd.	100%	100%
Rosen High Way Ltd.	100%	100%
Revoly Trading and Marketing Ltd.	51%	51%

(*)
IMC Holdings held an option to acquire from main shareholders of the Company an ownership which represents a rate of 74% of the voting rights in Focus (the “Option”). According to accounting criteria in IFRS 10, IMC Holdings is viewed as effectively exercising control over Focus, and thus the financial results of Focus were consolidated with those of the Group. On February 26, 2024, the Option was fully exercised and following the exercise the Company held 74% of the voting rights in Focus. In September 2024, the Board approved the acquisition of the remaining 26% of the voting rights in Focus, pending all necessary organizational and regulatory approvals which were achieved on May 26, 2025 (see also Note 18B6 below).

(**)	Was deconsolidated effective April 15, 2024 (see also Note 19F1 below).

(***)	Inactive entity.

(****)	In January 2025, the Israeli Companies Registrar approved a liquidation status for such entities which was completed during the year.

Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment [Table Text Block]
%

Building	3-6
Equipment and furniture	7-25
Vehicles	33
Computer, software and equipment	20 - 33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the improvement.

Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets [Table Text Block]
Years

Cultivations and processing licenses	(*)
Customer relationships	5 - 8
Trade name	9

(*)
The licenses consisted of GMP and GDP licenses in Germany which have determined to have an indefinite useful life but were impaired in total amount of $997 during the year ended December 31, 2025 (see Note 10 below).